UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 1999
                                                 -------------------------------

Check here if Amendment [ ]; Amendment Number:  ___________________

  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:      Shay Assets Management, Inc.
           -------------------------------------------------

Address:   230 West Monroe Street, Suite 2810
           -------------------------------------------------

           Chicago, IL 60606
           -------------------------------------------------


           -------------------------------------------------


Form 13F File Number: 28-7232
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Edward E. Sammons, Jr.
           -------------------------------------------------

Title:     President
           -------------------------------------------------

Phone:     (312) 214-6590
           -------------------------------------------------


Signature, Place, and Date of Signing:


/s/ Edward E. Sammons, Jr.       Chicago, IL                   5/12/99
------------------------------   ---------------------------   -----------------
Signature                        City, State                   Date


Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   NONE
                                             --------------------

Form 13F Information Table Entry Total:               34
                                             --------------------

Form 13F Information Table Value Total:      $   175,592,625
                                             --------------------
                                                 (thousands)

   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Abbott Laboratories        common     002824100   $5,664,313  121,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Albertsons Inc             common     013104104   $5,702,813  105,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

American Express           common     025816109   $2,350,000   20,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Automatic Data Processing  common     053015103   $6,206,250  150,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Berkshire Hathaway         common     084670108   $2,499,000       35              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Campbell Soup Company      common     134429109   $4,984,219  122,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Clorox Co                  common     189054109   $5,390,625   46,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Coca-Cola Company          common     191216100   $5,370,313   87,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Disney Walt Co             common     254687106   $5,524,688  177,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Electronic Data Systems    common     285661104   $6,232,000  128,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Emerson Electric Co        common     291011104   $5,240,813   99,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Fannie Mae                 common     313586109   $5,747,750   83,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Freddie Mac                common     313400301   $5,826,750  102,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Gannett Co Inc             common     364730101   $5,512,500   87,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Gap Inc                    common     364760108   $7,539,000  112,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------



   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Genuine Parts Co           common     372460105   $2,305,000   80,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Gillette Co                common     375766102   $6,954,188  117,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Hewlett-Packard Co         common     428236103   $5,391,094   79,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Hubbell Inc - Class B      Class B    443510201   $2,800,000   70,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Intel Corp                 common     458140100   $6,551,875   55,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Int'l Flavors & Fragrances common     459506101   $4,977,031  132,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Interpublic Group of Cos   common     460690100   $6,385,750   82,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Johnson & Johnson          common     478160104   $6,511,281   69,500              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

M&T Bank Corp              common     55261F104   $1,916,000    4,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

McDonald's Corp            common     580135101   $6,343,750  140,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Merck & Co                 common     589331107   $6,094,250   76,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Microsoft Corp             common     594918104   $2,868,000   32,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Nike Inc - Class B         Class B    654106103   $5,480,313   95,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Philip Morris Companies    common     718154107   $4,926,250  140,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Pitney Bowes Inc           common     724479100   $5,546,250   87,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------




   COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6         COLUMN 7       COLUMN 8

                                                                                 INVESTMENT DISCRETION
                                                   VALUE      SHRS OR  SH/  PUT/        SHARED  SHARED   OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)    PRN AMT  PRN  CALL  SOLE  DEFINED  OTHER  MANAGERS  SOLE  SHARED  NONE
--------------         --------------   -----     --------    -------  ---  ---- -----  -------  -----  --------  ----  ------  ----

Sysco Corporation          common     871829107   $5,657,188  215,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Wal-Mart Stores            common     931142103   $6,821,875   74,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Walgreen Company           common     931422109   $4,859,000  172,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

Wendy's International Inc  common     950590109   $3,412,500  120,000              X                                      X
------------------------------------------------------------------------------------------------------------------------------------

COLUMN TOTALS                                   $175,592,625
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